Consolidated Statements of Income and Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Details {2}
Revenue - third parties	$ 12,770,907	$ 14,042,956
Revenue - related parties	39,342	319,546
Total revenues	12,810,249	14,362,502
Cost of revenue - third parties	7,187,415	7,378,471
Cost of revenue - related parties	25,291	273,122
Total cost of revenues	7,212,706	7,651,593
Gross profit	5,597,543	6,710,909
Operating expenses
Selling expenses	595,995	421,869
General and administrative expenses	4,594,438	4,397,603
Research and development expenses	1,063,210	791,762
Total operating expenses	6,253,643	5,611,234
(Loss) income from operations	(656,100)	1,099,675
Other income (expense)
Other income, net	220,477	336,576
Lease income - related party	19,762	19,126
Financial income (expenses), net	122,226	(160,735)
Total other income, net	362,465	194,967
(Loss) income before income taxes	(293,635)	1,294,642
Income tax expense	(278,082)	(537,881)
Net (loss) income	(571,717)	756,761
Less: net loss attributable to noncontrolling interests	(91,698)	(99,775)
Net (loss) income attributable to Tungray Technologies Inc	(480,019)	856,536
Foreign currency translation adjustment	(735,131)	113,999
Comprehensive (loss) income	(1,306,848)	870,760
Less: comprehensive loss attributable to noncontrolling interests	(99,086)	(100,078)
Total comprehensive (loss) income attributable to Tungray Technologies Inc	$ (1,207,762)	$ 970,838
Weighted average number of common shares outstanding - basic and diluted	15,949,600	15,000,000
(Loss) earnings per share - basic and diluted	$ (0.03)	$ 0.06